Taxation (Details 3) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Taxation [Abstract]
Balance at start of the year	$ 638,841	$ 644,625
Deferred tax prior year adjustment	131,741	1,536
Arising in year	(1,246,525)	(8,181)
Effect of rate change to 17%	131,459	861
Others	(2,340)
Ending balance	$ (346,824)	$ 638,841